Income Taxes (Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets
Pension liability	$ 145	$ 137
Lease liabilities	126	127
Net operating losses and tax credit carryforwards	70	234
Personal injury and other claims	68	61
Other postretirement benefits liability	59	59
Compensation reserves	41	51
Other	69	69
Total deferred income tax assets	578	738
Deferred income tax liabilities
Properties	8,321	8,222
Pension asset	203	88
Operating lease right-of-use assets	118	131
Unrealized foreign exchange gains	45	15
Other	162	126
Total deferred income tax liabilities	8,849	8,582
Total net deferred income tax liability	8,271	7,844
Total net deferred income tax liability
Domestic	4,612	4,184
Foreign	3,659	$ 3,660
Net interest expense deduction carryforward	100
State and Local Jurisdiction [Member]
Total net deferred income tax liability
Net operating loss carryforwards	462
Domestic Tax Authority [Member]
Total net deferred income tax liability
Net operating loss carryforwards	$ 92